Leases - Finance lease future minimum rent payments (Details)	Jun. 30, 2024 USD ($)
Finance Lease - Future minimum rent payments
Year ending December 31, 2024	$ 449,683
Year ending December 31, 2025	243,758
Year ending December 31, 2026	136,485
Total future minimum lease payments	829,926
Less imputed interest	(90,509)
Present value of payments	$ 739,417